Distribution Date:	11/13/25	Citigroup Commercial Mortgage Trust 2016-GC36
Determination Date:	11/06/25
Next Distribution Date:	12/12/25
Record Date:	10/31/25	Commercial Mortgage Pass-Through Certificates
Series 2016-GC36

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.

Certificate Factor Detail	3		Attention: Richard Simpson	(212) 816-5343	richard.simpson@citi.com; ryan.m.oconnor@citi.com

Certificate Interest Reconciliation Detail	4		388 Greenwich Street, 6th Floor | New York, NY 10013 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Exchangeable Certificate Factor Detail	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Additional Information	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Cash Flows	8		Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	9				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 1)	15-16	Representations Reviewer

Mortgage Loan Detail (Part 2)	17-18		Attention: Transaction Manager		notices@pentalphasurveillance.com

Principal Prepayment Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;

Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24-25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	27	Controlling Class	Eightfold Real Estate Capital, L.P.
		Representative
Historical Bond / Collateral Loss Reconciliation Detail	28
			-
Interest Shortfall Detail - Collateral Level	29

Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	17324TAA7	1.613000%	42,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	17324TAB5	2.292000%	22,079,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	17324TAC3	3.524000%	33,518,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	17324TAD1	3.349000%	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	17324TAE9	3.616000%	415,175,000.00	381,662,141.44	61,324,372.80	1,150,075.25	0.00	0.00	62,474,448.05	320,337,768.64	51.98%	30.00%
A-AB	17324TAF6	3.368000%	70,409,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	17324TAJ8	3.849000%	52,017,000.00	52,017,000.00	0.00	166,844.53	0.00	0.00	166,844.53	52,017,000.00	44.18%	25.50%
B	17324TAK5	4.812990%	75,136,000.00	75,136,000.00	0.00	301,357.36	0.00	0.00	301,357.36	75,136,000.00	32.92%	19.00%
C	17324TAM1	4.812990%	54,907,000.00	54,907,000.00	0.00	220,222.38	0.00	0.00	220,222.38	54,907,000.00	24.69%	14.25%
D	17324TAN9	2.850000%	65,021,000.00	65,021,000.00	0.00	154,424.88	0.00	0.00	154,424.88	65,021,000.00	14.94%	8.63%
E	17324TAQ2	4.812990%	28,898,000.00	28,898,000.00	0.00	115,904.83	0.00	0.00	115,904.83	28,898,000.00	10.61%	6.13%
F	17324TAS8	4.812990%	11,560,000.00	11,560,000.00	0.00	46,365.14	0.00	0.00	46,365.14	11,560,000.00	8.88%	5.13%
G*	17324TAU3	4.812990%	15,894,000.00	15,894,000.00	0.00	63,748.06	0.00	0.00	63,748.06	15,894,000.00	6.50%	3.75%
H	17324TAW9	4.812990%	43,347,829.00	43,347,829.00	0.00	250,081.59	0.00	0.00	250,081.59	43,347,829.00	0.00%	0.00%
R	17324TBA6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,155,934,830.00	728,442,970.44	61,324,372.80	2,469,024.02	0.00	0.00	63,793,396.82	667,118,597.64

X-A	17324TAG4	1.169043%	861,171,000.00	433,679,141.44	0.00	422,491.46	0.00	0.00	422,491.46	372,354,768.64
X-D	17324TAY5	1.962990%	65,021,000.00	65,021,000.00	0.00	106,362.99	0.00	0.00	106,362.99	65,021,000.00
Notional SubTotal			926,192,000.00	498,700,141.44	0.00	528,854.45	0.00	0.00	528,854.45	437,375,768.64

Deal Distribution Total					61,324,372.80	2,997,878.47	0.00	0.00	64,322,251.27

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	17324TAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	17324TAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	17324TAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	17324TAD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	17324TAE9	919.28016244	147.70728681	2.77009755	0.00000000	0.00000000	0.00000000	0.00000000	150.47738436	771.57287563
A-AB	17324TAF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	17324TAJ8	1,000.00000000	0.00000000	3.20750005	0.00000000	0.00000000	0.00000000	0.00000000	3.20750005	1,000.00000000
B	17324TAK5	1,000.00000000	0.00000000	4.01082517	0.00000000	0.00000000	0.00000000	0.00000000	4.01082517	1,000.00000000
C	17324TAM1	1,000.00000000	0.00000000	4.01082521	0.00000000	0.00000000	0.00000000	0.00000000	4.01082521	1,000.00000000
D	17324TAN9	1,000.00000000	0.00000000	2.37500008	0.00000000	0.00000000	0.00000000	0.00000000	2.37500008	1,000.00000000
E	17324TAQ2	1,000.00000000	0.00000000	4.01082532	0.00000000	0.00000000	0.00000000	0.00000000	4.01082532	1,000.00000000
F	17324TAS8	1,000.00000000	0.00000000	4.01082526	0.00000000	0.00000000	0.00000000	0.00000000	4.01082526	1,000.00000000
G	17324TAU3	1,000.00000000	0.00000000	4.01082547	0.00000000	0.00000000	0.00000000	0.00000000	4.01082547	1,000.00000000
H	17324TAW9	1,000.00000000	0.00000000	5.76918373	(1.75835842)	47.46693866	0.00000000	0.00000000	5.76918373	1,000.00000000
R	17324TBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	17324TAG4	503.59236602	0.00000000	0.49060112	0.00000000	0.00000000	0.00000000	0.00000000	0.49060112	432.38191792
X-D	17324TAY5	1,000.00000000	0.00000000	1.63582519	0.00000000	0.00000000	0.00000000	0.00000000	1.63582519	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	10/01/25 - 10/30/25	30	0.00	1,150,075.25	0.00	1,150,075.25	0.00	0.00	0.00	1,150,075.25	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	10/01/25 - 10/30/25	30	0.00	422,491.46	0.00	422,491.46	0.00	0.00	0.00	422,491.46	0.00
A-S	10/01/25 - 10/30/25	30	0.00	166,844.53	0.00	166,844.53	0.00	0.00	0.00	166,844.53	0.00
B	10/01/25 - 10/30/25	30	0.00	301,357.36	0.00	301,357.36	0.00	0.00	0.00	301,357.36	0.00
C	10/01/25 - 10/30/25	30	0.00	220,222.38	0.00	220,222.38	0.00	0.00	0.00	220,222.38	0.00
D	10/01/25 - 10/30/25	30	0.00	154,424.88	0.00	154,424.88	0.00	0.00	0.00	154,424.88	0.00
X-D	10/01/25 - 10/30/25	30	0.00	106,362.99	0.00	106,362.99	0.00	0.00	0.00	106,362.99	0.00
E	10/01/25 - 10/30/25	30	0.00	115,904.83	0.00	115,904.83	0.00	0.00	0.00	115,904.83	0.00
F	10/01/25 - 10/30/25	30	0.00	46,365.14	0.00	46,365.14	0.00	0.00	0.00	46,365.14	0.00
G	10/01/25 - 10/30/25	30	0.00	63,748.06	0.00	63,748.06	0.00	0.00	0.00	63,748.06	0.00
H	10/01/25 - 10/30/25	30	2,125,285.61	173,860.57	0.00	173,860.57	(76,221.02)	0.00	0.00	250,081.59	2,057,588.74
Totals			2,125,285.61	2,921,657.45	0.00	2,921,657.45	(76,221.02)	0.00	0.00	2,997,878.47	2,057,588.74

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	17324TAJ8	3.849000%	52,017,000.00	52,017,000.00	0.00	166,844.53	0.00	0.00	166,844.53	52,017,000.00
A-S (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	17324TAK5	4.812990%	75,136,000.00	75,136,000.00	0.00	301,357.36	0.00	0.00	301,357.36	75,136,000.00
B (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	17324TAM1	4.812990%	54,907,000.00	54,907,000.00	0.00	220,222.38	0.00	0.00	220,222.38	54,907,000.00
C (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			182,060,000.00	182,060,000.00	0.00	688,424.27	0.00	0.00	688,424.27	182,060,000.00

Exchangeable Certificate Details
EC	17324TAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
EC	17324TAL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information
Total Available Distribution Amount (1)	64,322,251.27
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,934,779.62	Master Servicing Fee	8,203.77
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,051.81
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	313.64
ARD Interest	0.00	Operating Advisor Fee	909.54
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	433.44
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,934,779.62	Total Fees	13,122.20

Principal		Expenses/Reimbursements
Scheduled Principal	14,089,577.00	Reimbursement for Interest on Advances	(2,239.91)
Unscheduled Principal Collections		ASER Amount	35,104.63
Principal Prepayments	47,234,795.80	Special Servicing Fees (Monthly)	(189,797.79)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	80,898.05
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(186.00)
Total Principal Collected	61,324,372.80	Total Expenses/Reimbursements	(76,221.02)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,997,878.47
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	61,324,372.80
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	64,322,251.27
Total Funds Collected	64,259,152.42	Total Funds Distributed	64,259,152.45

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	728,442,970.84	728,442,970.84	Beginning Certificate Balance	728,442,970.44
(-) Scheduled Principal Collections	14,089,577.00	14,089,577.00	(-) Principal Distributions	61,324,372.80
(-) Unscheduled Principal Collections	47,234,795.80	47,234,795.80	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	667,118,598.04	667,118,598.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	728,486,107.10	728,486,107.10	Ending Certificate Balance	667,118,597.64
Ending Actual Collateral Balance	667,217,033.32	667,217,033.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.40)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.40)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.81%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	4	14,490,436.55	2.17%	2	4.9374	2.991803	1.29 or less	10	259,604,936.67	38.91%	(4)	4.6990	0.976763
5,000,000 to 14,999,999	14	125,124,473.26	18.76%	2	4.8023	1.571348	1.30 to 1.49	5	156,650,059.10	23.48%	2	4.8947	1.390466
15,000,000 to 24,999,999	3	63,508,205.91	9.52%	1	4.9506	1.260988	1.50 to 1.69	3	146,527,389.70	21.96%	2	4.4630	1.607356
25,000,000 to 29,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.70 to 1.89	2	18,159,302.58	2.72%	1	4.7228	1.795184
30,000,000 to 34,999,999	2	62,515,791.67	9.37%	(18)	4.6363	0.873410	1.90 to 2.09	0	0.00	0.00%	0	0.0000	0.000000
35,000,000 to 49,999,999	2	89,346,508.88	13.39%	2	4.5679	1.530888	2.1 or greater	8	86,176,909.99	12.92%	2	4.4645	2.461241
50,000,000 to 54,999,999	0	0.00	0.00%	0	0.0000	0.000000	Totals	28	667,118,598.04	100.00%	0	4.6635	1.426451
55,000,000 or greater	3	312,133,181.77	46.79%	1	4.5694	1.410235
Totals	28	667,118,598.04	100.00%	0	4.6635	1.426451
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	2	47,299,454.70	7.09%	2	4.9390	0.811149
							Lodging	3	43,571,867.53	6.53%	(26)	4.9728	0.711222
California	6	52,786,861.86	7.91%	1	4.8820	1.731168
							Mixed Use	1	45,000,000.00	6.75%	2	4.2210	2.330000
Colorado	1	110,000,000.00	16.49%	2	4.5000	1.590000
							Office	15	260,277,569.20	39.02%	2	4.9026	1.250839
Delaware	1	11,877,711.52	1.78%	1	4.6590	1.200000
							Other	2	117,803,306.19	17.66%	2	4.5252	1.564829
Georgia	1	1,232,491.00	0.18%	2	4.8300	1.250000
							Retail	14	171,025,558.49	25.64%	0	4.4449	1.388337
Illinois	1	5,052,634.75	0.76%	2	5.1200	1.420000
							Self Storage	7	29,440,296.63	4.41%	2	4.5907	2.324182
Indiana	2	92,294,844.79	13.83%	0	4.3094	1.221744
							Totals	42	667,118,598.04	100.00%	0	4.6635	1.426451
Massachusetts	1	11,056,075.86	1.66%	1	4.8340	2.450000

Michigan	3	27,474,304.00	4.12%	1	4.8751	1.121188

Mississippi	2	2,061,596.66	0.31%	2	4.9691	2.351563

New York	3	167,803,306.19	25.15%	2	4.6906	1.633710

North Carolina	1	1,385,146.90	0.21%	2	4.8300	1.250000

Ohio	8	21,847,805.26	3.27%	2	4.9671	1.414509

Pennsylvania	7	75,890,497.53	11.38%	(14)	4.8513	1.041921

Tennessee	1	1,465,558.21	0.22%	2	5.0800	3.230000

Texas	2	37,590,308.81	5.63%	0	4.3710	1.540578

Totals	42	667,118,598.04	100.00%	0	4.6635	1.426451

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.249% or less	2	75,000,000.00	11.24%	1	4.2208	2.074000	6 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.250% to 4.499%	4	109,085,987.67	16.35%	0	4.3106	1.404224	7 to 12 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.749%	3	125,927,711.52	18.88%	2	4.5212	1.631045	13 to 18 months	0	0.00	0.00%	0	0.0000	0.000000
	4.750% to 4.999%	15	313,971,009.80	47.06%	2	4.8958	1.310741	19 months or greater	28	667,118,598.04	100.00%	0	4.6635	1.426451
	5.000% to 5.249%	4	43,133,889.05	6.47%	(26)	5.0493	0.601673	Totals	28	667,118,598.04	100.00%	0	4.6635	1.426451
	5.250% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	28	667,118,598.04	100.00%	0	4.6635	1.426451
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	28	667,118,598.04	100.00%	0	4.6635	1.426451	Interest Only	5	304,050,000.00	45.58%	2	4.5704	1.665978
	60 to 82 months	0	0.00	0.00%	0	0.0000	0.000000	269 months or less	23	363,068,598.04	54.42%	(2)	4.7413	1.225861
	83 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	28	667,118,598.04	100.00%	0	4.6635	1.426451	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	28	667,118,598.04	100.00%	0	4.6635	1.426451
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	25	462,032,470.45	69.26%	(1)	4.6845	1.471528
	13 to 24 months	1	2,952,945.82	0.44%	2	5.2240	2.180000
	25 months or greater	2	202,133,181.77	30.30%	1	4.6072	1.312408
	Totals	28	667,118,598.04	100.00%	0	4.6635	1.426451
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10103722	1	OF	New York	NY	Actual/360	4.862%	481,426.51	0.00	0.00	N/A	01/06/26	01/06/28	115,000,000.00	115,000,000.00	11/06/25
2	10104407	1	98	Denver	CO	Actual/360	4.500%	426,250.00	0.00	0.00	N/A	01/06/26	--	110,000,000.00	110,000,000.00	11/06/25
4	10104409	1	RT	Fort Wayne	IN	Actual/360	4.271%	320,496.42	0.00	0.00	N/A	11/06/25	11/06/30	87,133,181.77	87,133,181.77	11/06/25
6	10104411	1	OF	Chandler	AZ	Actual/360	4.920%	188,210.82	77,760.70	0.00	N/A	01/06/26	--	44,424,269.58	44,346,508.88	10/06/25
7	10104412	1	MU	New York	NY	Actual/360	4.221%	163,563.75	0.00	0.00	N/A	01/06/26	--	45,000,000.00	45,000,000.00	10/06/25
8	10104413	1	LO	King of Prussia	PA	Actual/360	5.020%	140,558.54	0.00	0.00	N/A	12/06/22	06/06/25	32,515,791.67	32,515,791.67	12/06/24
9	10104414	1	RT	Manahawkin	NJ	Actual/360	4.926%	109,289.49	25,764,682.75	0.00	N/A	01/06/26	--	25,764,682.75	0.00	11/06/25
10	10104415	1	RT	Lubbock	TX	Actual/360	4.221%	109,029.58	0.00	0.00	N/A	11/06/25	--	30,000,000.00	30,000,000.00	10/06/25
12	10104417	1	OF	Pittsburgh	PA	Actual/360	4.990%	92,251.37	47,163.39	0.00	N/A	12/06/25	--	21,469,063.35	21,421,899.96	11/06/25
13	10104418	1	OF	Ann Arbor	MI	Actual/360	4.886%	93,227.52	39,241.51	0.00	N/A	12/06/25	--	22,158,047.77	22,118,806.26	11/06/25
14	10104419	1	OF	Various	OH	Actual/360	4.980%	85,787.68	37,400.31	0.00	N/A	01/06/26	--	20,004,900.00	19,967,499.69	11/06/25
18	10104423	1	RT	Lancaster	CA	Actual/360	4.860%	58,844.60	31,494.38	0.00	N/A	12/06/25	--	14,060,836.72	14,029,342.34	11/06/25
20	10104425	1	LO	Andover	MA	Actual/360	4.834%	46,125.86	24,915.83	0.00	N/A	12/05/25	--	11,080,991.69	11,056,075.86	11/06/25
21	10104426	1	OF	Los Angeles	CA	Actual/360	4.860%	49,619.38	19,587.68	0.00	N/A	12/06/25	--	11,856,481.94	11,836,894.26	11/06/25
23	10104428	1	RT	Seaford	DE	Actual/360	4.659%	47,728.56	18,987.23	0.00	N/A	12/06/25	--	11,896,698.75	11,877,711.52	11/06/25
24	10104429	1	OF	Los Angeles	CA	Actual/360	4.954%	49,002.10	18,550.65	0.00	N/A	01/06/26	--	11,486,812.29	11,468,261.64	11/06/25
25	10104430	1	RT	Various	Various	Actual/360	4.830%	44,872.23	20,674.56	0.00	N/A	01/06/26	--	10,788,753.83	10,768,079.27	10/06/25
26	10104431	1	SS	Pittsburgh	PA	Actual/360	4.466%	37,893.77	18,628.95	0.00	N/A	01/06/26	--	9,853,485.78	9,834,856.83	11/06/25
28	10104433	1	LO	Abilene	TX	Actual/360	5.003%	34,405.63	7,986,192.76	0.00	N/A	02/06/26	--	7,986,192.76	0.00	11/06/25
29	10104434	1	OF	Shenandoah	TX	Actual/360	4.966%	32,529.54	16,667.06	0.00	N/A	01/06/26	--	7,606,975.87	7,590,308.81	11/06/25
31	10104436	1	RT	Frederick	MD	Actual/360	4.240%	27,149.80	7,436,037.15	0.00	N/A	11/06/25	--	7,436,037.15	0.00	11/06/25
32	10104437	1	98	Oceanside	NY	Actual/360	4.880%	32,841.24	11,902.50	0.00	N/A	01/06/26	--	7,815,208.69	7,803,306.19	11/06/25
33	10104438	1	OF	Auburn Hills	MI	Actual/360	5.194%	27,257.48	6,094,309.75	0.00	N/A	11/06/25	--	6,094,309.75	0.00	11/06/25
34	10104439	1	SS	Monroeville	PA	Actual/360	4.466%	24,360.28	11,975.75	0.00	N/A	01/06/26	--	6,334,384.07	6,322,408.32	11/06/25
35	10104440	1	OF	Encino	CA	Actual/360	4.954%	27,890.52	10,558.48	0.00	N/A	01/06/26	--	6,537,948.18	6,527,389.70	11/06/25
36	10104441	1	SS	Munhall	PA	Actual/360	4.466%	22,330.26	10,977.77	0.00	N/A	01/06/26	--	5,806,518.52	5,795,540.75	11/06/25
39	10104444	1	RT	Indianapolis	IN	Actual/360	4.950%	22,043.00	9,716.31	0.00	N/A	01/06/26	--	5,171,379.33	5,161,663.02	11/06/25
41	10104446	1	RT	Chicago Heights	IL	Actual/360	5.120%	22,317.27	9,245.13	0.00	N/A	01/06/26	--	5,061,879.88	5,052,634.75	11/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
43	10104448	1	MH	Various	AZ	Actual/360	4.900%	19,764.59	4,684,169.36	0.00	N/A	02/06/26	--	4,684,169.36	0.00	11/06/25
44	10104449	1	SS	Forestville	CA	Actual/360	4.890%	20,563.88	8,592.67	0.00	N/A	01/06/26	--	4,883,566.59	4,874,973.92	11/06/25
51	10104456	1	RT	Union City	CA	Actual/360	4.694%	16,368.58	0.00	0.00	N/A	12/05/25	--	4,050,000.00	4,050,000.00	11/06/25
52	10104457	1	SS	Southfield	MI	Actual/360	4.670%	15,097.43	3,754,282.93	0.00	N/A	12/06/25	--	3,754,282.93	0.00	11/06/25
53	10104458	1	RT	Phoenix	AZ	Actual/360	5.224%	13,311.71	6,234.39	0.00	N/A	01/06/26	--	2,959,180.21	2,952,945.82	11/06/25
54	10104459	1	RT	Franklin	VA	Actual/360	4.780%	9,218.63	2,239,646.54	0.00	N/A	01/06/26	--	2,239,646.54	0.00	11/06/25
56	10104461	1	SS	Redford	MI	Actual/360	4.670%	11,700.51	2,909,569.46	0.00	N/A	12/06/25	--	2,909,569.46	0.00	11/06/25
57	10104462	1	SS	Various	Various	Actual/360	5.080%	11,451.09	5,206.85	0.00	N/A	01/06/26	--	2,617,723.66	2,612,516.81	11/06/25
Totals								2,934,779.62	61,324,372.80	0.00				728,442,970.84	667,118,598.04
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	13,055,890.42	12,151,909.63	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	12,895,168.68	13,065,406.55	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	14,462,752.00	12,631,629.00	01/01/19	12/31/19	12/06/24	45,330,845.64	0.00	0.00	0.00	0.00	0.00
6	1	8,516,392.00	2,554,073.15	01/01/25	06/30/25	--	0.00	0.00	265,110.80	265,110.80	0.00	0.00
7	1	11,821,232.00	6,512,022.00	01/01/25	06/30/25	--	0.00	0.00	163,369.99	163,369.99	0.00	0.00
8	1	1,086,371.02	779,446.11	07/01/24	06/30/25	08/06/25	8,128,947.92	139,286.12	105,148.97	1,378,140.07	663,325.73	0.00
9	1	2,398,773.20	1,718,192.66	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	16,881,755.00	7,723,919.00	01/01/25	06/30/25	--	0.00	0.00	108,900.42	108,900.42	0.00	0.00
12	1	7,392,402.29	3,599,651.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,245,975.01	1,046,434.22	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	3,035,704.03	1,920,786.83	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	1,006,115.31	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	2,231,501.42	2,262,493.91	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	0.00	790,206.23	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,059,401.96	534,949.10	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,142,692.25	839,209.04	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	1,026,538.13	01/01/24	12/31/24	--	0.00	0.00	65,500.34	65,500.34	30,138.37	0.00
26	1	1,584,706.73	1,217,628.70	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1	585,276.86	305,107.93	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	908,098.47	321,340.91	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	632,336.00	647,400.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	597,728.66	366,368.10	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	792,072.03	572,225.62	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	675,043.32	374,097.86	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	945,929.74	706,884.55	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	728,973.34	295,426.23	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	646.65	0.00
41	1	1,022,296.82	328,636.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	853,689.62	663,199.24	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	807,773.98	391,957.94	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	842,923.38	424,204.81	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	504,087.65	396,031.07	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	3,855.13	0.00
54	1	367,131.88	147,199.42	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	780,445.22	361,233.39	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	692,988.52	331,894.11	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		111,547,513.50	78,013,818.49				53,459,793.56	139,286.12	708,030.52	1,981,021.62	697,965.88	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

			Principal Prepayment Detail

				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
9	10104414	1	25,707,892.09	Payoff Prior to Maturity	0.00	0.00
28	10104433	1	7,969,582.92	Payoff Prior to Maturity	0.00	0.00
43	10104448	1	4,673,868.28	Payoff Prior to Maturity	0.00	0.00
52	10104457	1	3,748,706.91	Payoff Prior to Maturity	0.00	0.00
54	10104459	1	2,229,497.55	Payoff Prior to Maturity	0.00	0.00
56	10104461	1	2,905,248.05	Payoff Prior to Maturity	0.00	0.00
Totals			47,234,795.80		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/13/25	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	1	115,000,000.00	0	0.00	6	47,234,795.80	4.663456%	4.643923%	0
10/10/25	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	0	0.00	0	0.00	4	104,951,181.07	4.678652%	4.657734%	1
09/12/25	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	1	87,133,181.77	0	0.00	9	110,338,457.39	4.783163%	4.762271%	2
08/12/25	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	0	0.00	0	0.00	2	27,887,959.35	4.762847%	4.742322%	3
07/11/25	0	0.00	0	0.00	0	0.00	1	87,315,079.66	0	0.00	0	0.00	0	0.00	2	12,352,154.12	4.767691%	4.746871%	4
06/12/25	0	0.00	0	0.00	0	0.00	1	87,506,655.80	0	0.00	0	0.00	0	0.00	0	0.00	4.767862%	4.746813%	5
05/12/25	1	11,956,371.10	0	0.00	1	32,515,791.67	1	87,687,185.00	0	0.00	0	0.00	0	0.00	0	0.00	4.767951%	4.746897%	6
04/11/25	0	0.00	0	0.00	1	32,515,791.67	1	87,877,441.29	0	0.00	0	0.00	0	0.00	1	14,000,000.00	4.768049%	4.746990%	7
03/12/25	0	0.00	1	32,515,791.67	0	0.00	1	88,056,611.65	0	0.00	0	0.00	0	0.00	0	0.00	4.765725%	4.744775%	8
02/12/25	1	32,515,791.67	0	0.00	0	0.00	1	88,266,429.42	0	0.00	0	0.00	0	0.00	0	0.00	4.765843%	4.744887%	9
01/13/25	1	88,444,174.23	0	0.00	0	0.00	1	88,444,174.23	0	0.00	0	0.00	0	0.00	0	0.00	4.765930%	4.744970%	10
12/12/24	0	0.00	0	0.00	0	0.00	1	88,621,267.65	0	0.00	0	0.00	0	0.00	0	0.00	4.766017%	4.745052%	11
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	10104411	10/06/25	0	B	265,110.80	265,110.80	0.00	44,424,269.58	10/30/25	13
7	10104412	10/06/25	0	B	163,369.99	163,369.99	0.00	45,000,000.00	10/09/25	1
8	10104413	12/06/24	10	5	105,148.97	1,378,140.07	956,348.93	32,515,791.67	11/22/24	13
10	10104415	10/06/25	0	5	108,900.42	108,900.42	0.00	30,000,000.00	10/27/25	1
25	10104430	10/06/25	0	B	65,500.34	65,500.34	30,138.37	10,788,753.83
Totals					708,030.52	1,981,021.62	986,487.30	162,728,815.08
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		62,515,792	0	62,515,792		0
0 - 6 Months		402,469,625	402,469,625	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		115,000,000	115,000,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		87,133,182	0	0		87,133,182
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-25	667,118,598	634,602,806	0	0	32,515,792	0
Oct-25	728,442,971	695,927,179	0	0	32,515,792	0
Sep-25	844,922,684	812,406,892	0	0	32,515,792	0
Aug-25	956,294,832	923,779,040	0	0	32,515,792	0
Jul-25	985,450,497	952,934,705	0	0	32,515,792	0
Jun-25	999,175,933	966,660,142	0	0	32,515,792	0
May-25	1,000,455,029	955,982,866	11,956,371	0	32,515,792	0
Apr-25	1,001,817,659	969,301,867	0	0	32,515,792	0
Mar-25	1,017,085,793	984,570,001	0	32,515,792	0	0
Feb-25	1,018,616,313	986,100,521	32,515,792	0	0	0
Jan-25	1,019,872,829	931,428,655	88,444,174	0	0	0
Dec-24	1,021,124,134	1,021,124,134	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	10103722	115,000,000.00	115,000,000.00		--	17,861,944.20	1.39000	12/31/22	01/06/26	I/O
4	10104409	87,133,181.77	87,133,181.77	92,300,000.00	11/29/23	11,611,422.00	1.21000	12/31/19	11/06/25	242
6	10104411	44,346,508.88	44,424,269.58	140,000,000.00	11/03/15	2,141,778.15	0.72000	06/30/25	01/06/26	242
7	10104412	45,000,000.00	45,000,000.00	240,000,000.00	10/30/15	6,467,006.00	2.33000	06/30/25	01/06/26	I/O
8	10104413	32,515,791.67	32,515,791.67		--	201,576.71	0.12000	06/30/25	12/06/22	182
10	10104415	30,000,000.00	30,000,000.00	368,000,000.00	09/07/15	7,238,315.00	1.69000	06/30/25	11/06/25	I/O
12	10104417	21,421,899.96	21,421,899.96	110,600,000.00	10/20/15	3,129,690.72	1.28000	06/30/25	12/06/25	240
Totals		375,417,382.28	375,495,142.98	950,900,000.00		48,651,732.78

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	10103722	OF	NY	11/01/24	1
"	11/6/2025

Loan transferred to Greystone, as Special Servicer, on 11/1/24 due to Imminent Default as Borrower was requesting a modification due to declining occupancy. Loan subsequently transferred to LNR, as Special Servicer, on

12/26/24. Loan matures on 1/6/26. Collateral consists of a 25-story Class B office building (Property) located in the Penn District office submarket of Midtown New York. Property contains 661,874 NRSF, of which 17,488 SF is retail that is 100%

occupied by CVS, TD Bank, City MD, and Cafe Cinq. Property was constructed in 1917 and was recently renovated in 2016. Lender conditionally approved a modification with Borrower, and the transaction closed in October 2025. LMR will be released once available.
"

4	10104409	RT	IN	07/17/20	9
"	11/6/2025

Loan assumption and modification closed on 8/28/2025. The assumption and modification provides that another nationally recognized retail owner will continue to invest additional equity ($10MM towards assumption/modification expenses and reserves) in order to stabilize the Property cash flow, manage and lease the Property. Until the Minimum Capital Event Payment Amount of $62,500,000 is paid back at the Capital Event, all property excess cash will be placed into reserves, subject to the amounts of monthly excess cash flow to be allocated to New Borrower pursuant to the Cash Management Waterfall while the Monthly Interest Only Payment on the entire outstanding principal balance (~$139MM)

continues to be paid throughout the New Maturity Date of 11/6/2030. The Loan will be subject to a capital event waterfall (based on net sale proceeds upon marketed sale) upon the new maturity date with the $62,500,000 “Minimum Amount” to be repaid to Lender, plus additional capital event proceeds, (to the extent available) split between Lender and Borrower. After the Minimum Capital Event Payment Amount and unpaid New Borrower New Equity has been paid, excess proceeds

(if any) will be split 50% to New Borrower and 50% to Lender until Lender has been repaid the entire amount of the Indebtedness. Loan is in the rehab period. LMR will be released once available.
"

6	10104411	OF	AZ	10/30/25	13
"	11/6/2025	Imminent default related to the Borrower’s request for 180 extension of the maturity (1/6/2026).
"

7	10104412	MU	NY	10/09/25	1
"	11/6/2025

The loan transferred to Special Servicer due to imminent maturity default. Counsel has been engaged and initial discussions about a potential loan maturity extension have been initiated. Borrower remains cooperative.

"

8	10104413	LO	PA	11/22/24	13
"	11/6/2025

Loan transferred as a SS on 12/30/2024 for imminent default. Subject is a 306-key branded portfolio of two hotels in King of Prussia, PA, which are 226-key full-service Crowne Plaza Hotel and 80-key limited-service Fairfield Inn

& Suites. Counsels have been retained. Borrower is cooperating with return of keys to Lender. Receivership motion granted. Lender is pursuing remedies.
"

10	10104415	RT	TX	10/27/25	1
"	11/6/2025	On 11/6/25 the loan is not expected to pay off. Lender and Borrower are currently in negotiations for an extension of the Loan maturity date.
"

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	10104417	OF	PA	11/07/25	13
"	11/7/2025	This loan has transferred to the Special Servicer as the Borrower has requested a modification due to their inability to locate refinancing for the pending loan maturity.
	10/27/2025	Surveillance has nothing new to report.
	9/26 /2025	Per 2Q25 Rent Roll Occupancy on the loan is 71.22%. Rent Roll occupancy is under 20% of UW (95.60%). loan was underwritten at 95.60% occupancy.

The loan 2Q25 spread contrasted to when the loan was last performing (occupancy < 80%) on Q423 was due to tenants Burlington Coat Fact, (48721 sqft. 6.83occ% ), 2nd Burlington Coat Fact (43813 sqft. 6.14occ%) and 3rd Burlington Coat

Fact leaving (48920 sqft. 6.5occ% (adjusted)) leaving.

Due to current occupancy, analyst recommends loan stay to watch list for trigger 4A (occupancy < 80%).
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
4	10104409	1	0.00	4.27150%	0.00	4.27150%	9	08/28/25	08/28/25	09/05/25
8	10104413	1	35,522,108.61	5.02000%	35,522,108.61	5.02000%	10	10/16/20	10/16/20	09/06/20
8	10104413	1	0.00	5.02000%	0.00	5.02000%	1	06/06/23	06/06/23	06/06/23
8	10104413	1	0.00	5.02000%	0.00	5.02000%	9	01/05/24	01/05/24	01/05/24
20	10104425	1	0.00	4.83400%	0.00	4.83400%	10	10/09/20	10/09/20	10/09/20
28	10104433	1	0.00	5.00300%	8,909,547.09	5.00300%	9	11/06/20	11/06/20	01/11/21
Totals			35,522,108.61		44,431,655.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	(222,013.89)	0.00	0.00	0.00	0.00	0.00	(4,795.00)	0.00	(186.00)	0.00
4	0.00	0.00	18,757.84	0.00	0.00	0.00	0.00	0.00	1,756.22	0.00	0.00	0.00
6	0.00	0.00	875.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,999.93	0.00	0.00	35,104.63	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	2,083.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	202.09	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	692.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	596.78	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	80,205.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(189,797.79)	0.00	80,898.05	35,104.63	0.00	0.00	(2,239.91)	0.00	(186.00)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(76,221.02)

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30